Trace W. Rakestraw State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 1501 Fax +1 617 369 0205 twrakestraw@statestreet.com

November 25, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated November 10, 2015, to the prospectuses for the iShares Core MSCI Europe ETF, iShares Core MSCI Pacific ETF, iShares Core S&P Total U.S. Stock Market ETF, iShares Core Total USD Bond Market ETF, iShares Core U.S. Growth ETF and iShares Core U.S. Value ETF. The purpose of this filing is to submit the 497 dated November 10, 2015 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Trace W. Rakestraw

Trace W. Rakestraw

cc:	Benjamin Haskin, Esq.